GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended	1 Months Ended				1 Months Ended						1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Syneron China [Member]	Dec. 31, 2013 Syneron China [Member]	Nov. 30, 2008 Syneron China [Member]	Dec. 31, 2011 Flourinex Active Ltd. (Flurinex) [Member]	May 30, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2013 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2011 Rakuto Bio Technologies Ltd. (RBT) [Member]	Feb. 28, 2011 Rakuto Bio Technologies Ltd. (RBT) [Member] Preferred A-1 [Shares]	Dec. 31, 2010 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 31, 2013 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 31, 2012 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 31, 2011 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 07, 2010 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Feb. 13, 2012 Ultrashape Ltd. [Member]	Mar. 31, 2012 TransPharma Medical Ltd. [Member]	Nov. 30, 2013 Unilever Ventures [Member]	Nov. 30, 2013 Syneron Medical [Member]	Nov. 11, 2013 Unilever Ventures and Iluminage Beauty [Member]
Business Acquisition [Line Items]
Consideration: Cash		$ 15,901		$ 2,200			$ 4,625					$ 309						$ 12,000	$ 3,651
Percentage interest acquired					4.00%		74.96%					2.55%					100.00%	100.00%
Contingent consideration as a percentage of net sales								2.019%
Deposits with escrow agent (see also Note 1b5)	1,760	1,760
Percent of issued and outstanding shares owned		9.85%						100.00%
Cost method investment ownership percentage					100.00%						49.52%
Investments in affiliated companies	24,720	1,000	200								4,275											25,000
Gain from loss of control	7,273
Joint venture, capital investment					156	510
Total purchase consideration		15,901						5,000
Additional amount to be paid for acquisition of shares								5,000
Contingent consideration								15,240	7,896	6,750							15,750
Cumulative percentage ownership							74.96%													51.00%	49.00%
Contingent consideration fair value																$ 2,535	$ 2,409
Contingent consideration measurement period end date													May 31, 2013